Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000111998 | Morgan Stanley8995438
Holdings [Line Items]
Percent of Total Investments	5.90%
C000111998 | Broadcom8995384
Holdings [Line Items]
Percent of Total Investments	5.80%
C000111998 | Cummins8995395
Holdings [Line Items]
Percent of Total Investments	5.60%
C000111998 | Old Republic International8995442
Holdings [Line Items]
Percent of Total Investments	5.20%
C000111998 | AbbVie8995376
Holdings [Line Items]
Percent of Total Investments	5.10%
C000111998 | CME Group8995387
Holdings [Line Items]
Percent of Total Investments	4.70%
C000111998 | Public Service Enterprise Group8995462
Holdings [Line Items]
Percent of Total Investments	4.40%
C000111998 | Enterprise Products Partners8995419
Holdings [Line Items]
Percent of Total Investments	4.30%
C000111998 | Johnson & Johnson8995427
Holdings [Line Items]
Percent of Total Investments	4.20%
C000111998 | Lamar Advertising8995430
Holdings [Line Items]
Percent of Total Investments	4.20%
C000111998 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000111998 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000111998 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000111998 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000111998 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000111998 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000111998 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000111998 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000111998 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000111998 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000111999 | Morgan Stanley8995438
Holdings [Line Items]
Percent of Total Investments	5.90%
C000111999 | Broadcom8995384
Holdings [Line Items]
Percent of Total Investments	5.80%
C000111999 | Cummins8995395
Holdings [Line Items]
Percent of Total Investments	5.60%
C000111999 | Old Republic International8995442
Holdings [Line Items]
Percent of Total Investments	5.20%
C000111999 | AbbVie8995376
Holdings [Line Items]
Percent of Total Investments	5.10%
C000111999 | CME Group8995387
Holdings [Line Items]
Percent of Total Investments	4.70%
C000111999 | Public Service Enterprise Group8995462
Holdings [Line Items]
Percent of Total Investments	4.40%
C000111999 | Enterprise Products Partners8995419
Holdings [Line Items]
Percent of Total Investments	4.30%
C000111999 | Johnson & Johnson8995427
Holdings [Line Items]
Percent of Total Investments	4.20%
C000111999 | Lamar Advertising8995430
Holdings [Line Items]
Percent of Total Investments	4.20%
C000111999 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000111999 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000111999 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000111999 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000111999 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000111999 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000111999 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000111999 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000111999 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000111999 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.60%